Other Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Payable [Abstract]
Schedule of Other Payable

Other payable consisted of the following at December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Payable for cultivation facilities purchase	$3,865,755	$2,596,086
Other	28,088	9,506
Total	$3,893,843	$2,605,592